Note 6 - Intangible Assets: Schedule of estimated amortization expense to be recorded for the next five years (Tables)	6 Months Ended
Feb. 28, 2015
Tables/Schedules
Schedule of estimated amortization expense to be recorded for the next five years
2015	$210,358
2016	137,015
2017	137,015
2018	137,015
2019	137,015
Thereafter	74,289
Total future amortization	$832,708